Fair Value Measurements - Additional Information (Detail) - Fair Value, Recurring Basis - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial assets	$ 151,461,000	$ 0
Financial liabilities		$ 0